SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is June 1, 2019.

MFS® Lifetime® 2035 Fund

Effective immediately, the seventh paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
As of August 1, 2018, the fund’s approximate target allocation among asset classes and the underlying funds was:

Bond Funds:	16.8%
MFS Emerging Markets Debt Fund	2.4%
MFS Emerging Markets Debt Local Currency Fund	1.6%
MFS Global Bond Fund	1.6%
MFS High Income Fund	3.9%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Total Return Bond Fund	2.9%
International Stock Funds:	21.7%
MFS Blended Research Emerging Markets Equity Fund	0.6%
MFS Blended Research International Equity Fund	9.0%
MFS Emerging Markets Equity Fund	0.6%
MFS International Growth Fund	2.7%
MFS International New Discovery Fund	2.4%
MFS International Intrinsic Value Fund*	2.7%
MFS Research International Fund	3.6%
U.S. Stock Funds:	53.1%
MFS Blended Research Core Equity Fund	4.0%
MFS Blended Research Growth Equity Fund	5.6%
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Blended Research Value Equity Fund	5.6%
MFS Growth Fund	5.6%
MFS Mid Cap Growth Fund	4.6%
MFS Mid Cap Value Fund	4.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Research Fund	4.0%
MFS Value Fund	5.6%
Specialty Funds:	8.4%
MFS Commodity Strategy Fund	4.2%
MFS Global Real Estate Fund	4.2%
* Effective June 1, 2019, the name of MFS International Value Fund changed to MFS International Intrinsic Value Fund.

All percentages are rounded to the nearest tenth of a percent.

Effective immediately, the ninth paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:
Following is the list of underlying funds and their approximate associated target weightings as of August 1, 2018:

Bond Funds:	16.8%
MFS Emerging Markets Debt Fund	2.4%
MFS Emerging Markets Debt Local Currency Fund	1.6%
MFS Global Bond Fund	1.6%
MFS High Income Fund	3.9%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Total Return Bond Fund	2.9%
International Stock Funds:	21.7%
MFS Blended Research Emerging Markets Equity Fund	0.6%
MFS Blended Research International Equity Fund	9.0%
MFS Emerging Markets Equity Fund	0.6%
MFS International Growth Fund	2.7%
MFS International New Discovery Fund	2.4%
MFS International Intrinsic Value Fund*	2.7%
MFS Research International Fund	3.6%
U.S. Stock Funds:	53.1%
MFS Blended Research Core Equity Fund	4.0%
MFS Blended Research Growth Equity Fund	5.6%
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Blended Research Value Equity Fund	5.6%
MFS Growth Fund	5.6%
MFS Mid Cap Growth Fund	4.6%
MFS Mid Cap Value Fund	4.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Research Fund	4.0%
MFS Value Fund	5.6%
Specialty Funds:	8.4%
MFS Commodity Strategy Fund	4.2%
MFS Global Real Estate Fund	4.2%
* Effective June 1, 2019, the name of MFS International Value Fund changed to MFS International Intrinsic Value Fund.

All percentages are rounded to the nearest tenth of a percent.

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MFS Lifetime 2035 Fund

Effective immediately, the sub-section entitled "MFS International Value Fund" under the main heading entitled "Appendix B - Description of Underlying Funds" is restated in its entirety as follows:
MFS International Intrinsic Value Fund
Investment Objective
The fund’s investment objective is to seek capital appreciation.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their intrinsic value. MFS focuses on companies it believes have intrinsic value greater than the perceived value by the marketplace (e.g., companies with cash flow in excess of their capital expenditures, conservative balance sheets, sustainable competitive advantages, high returns on capital, or the ability to weather economic downturns). These companies may have stock prices that are higher relative to their earnings, dividends, assets, or other financial measures than companies generally considered value companies.
MFS may invest the fund’s assets in securities of companies of any size.
MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.
While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure. Derivatives include futures, forward contracts, options, and swaps.
MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

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